Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Earnings per share basic and diluted	[1]	$ 0.10	$ 0.12	$ 0.17
Dividend per share basic and diluted	[1]	$ 0.00	$ 0.00	$ 0.16
Weighted average number of ordinary shares outstanding basic and diluted (in Shares)	[1]	34,165,920	30,000,000	30,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11).